Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2019	$ 83,518		$ 5,706	$ 17,645	$ 1	$ (58)	$ 55,874	$ 4,248	$ 83,416	$ 102	$ 33	$ 4,221	$ (6)
Changes in equity
Issues of share capital and other equity instruments	44			44					44
Common shares purchased for cancellation	(814)	$ (97)		(97)			(717)		(814)
Redemption of preferred shares and other equity instruments	(8)		(8)						(8)
Sales of treasury shares and other equity instruments	3,234				63	3,171			3,234
Purchases of treasury shares and other equity instruments	(3,251)				(63)	(3,188)			(3,251)
Share-based compensation awards		44
Dividends on common shares	(3,034)						(3,034)		(3,034)
Dividends on preferred shares and distributions on other equity instruments	(133)						(129)		(129)	(4)
Other	(79)						(78)		(78)	(1)
Net income	4,990						4,988		4,988	2
Total other comprehensive income (loss), net of taxes	573						562	5	567	6	(856)	2,038	(1,177)
Balance at end of period at Apr. 30, 2020	85,040		5,698	17,592	1	(75)	57,466	4,253	84,935	105	(823)	6,259	(1,183)
Balance at beginning of period at Jan. 31, 2020	84,061		5,698	17,577	1	(72)	56,279	4,472	83,955	106	206	4,454	(188)
Changes in equity
Issues of share capital and other equity instruments	26			26					26
Common shares purchased for cancellation	(87)	(11)		(11)			(76)		(87)
Sales of treasury shares and other equity instruments	1,635				30	1,605			1,635
Purchases of treasury shares and other equity instruments	(1,638)				(30)	(1,608)			(1,638)
Share-based compensation awards	(2)	26					(2)		(2)
Dividends on common shares	(1,538)						(1,538)		(1,538)
Dividends on preferred shares and distributions on other equity instruments	(67)						(64)		(64)	(3)
Other	243						244		244	(1)
Net income	1,481						1,484		1,484	(3)
Total other comprehensive income (loss), net of taxes	926						1,139	(219)	920	6	(1,029)	1,805	(995)
Balance at end of period at Apr. 30, 2020	85,040		5,698	17,592	1	(75)	57,466	4,253	84,935	105	(823)	6,259	(1,183)
Balance at beginning of period at Oct. 31, 2020	86,767		5,948	17,628	(3)	(129)	59,806	3,414	86,664	103	(139)	4,632	(1,079)
Changes in equity
Issues of share capital and other equity instruments	1,308		1,250	61			(3)		1,308
Sales of treasury shares and other equity instruments	2,141				199	1,942			2,141
Purchases of treasury shares and other equity instruments	(2,007)				(203)	(1,804)			(2,007)
Share-based compensation awards	(4)	61					(4)		(4)
Dividends on common shares	(3,079)						(3,079)		(3,079)
Dividends on preferred shares and distributions on other equity instruments	(136)						(134)		(134)	(2)
Other	27						36		36	(9)
Net income	7,862						7,859		7,859	3
Total other comprehensive income (loss), net of taxes	(57)						1,682	(1,731)	(49)	(8)	201	(2,806)	874
Balance at end of period at Apr. 30, 2021	92,822		7,198	17,689	(7)	9	66,163	1,683	92,735	87	62	1,826	(205)
Balance at beginning of period at Jan. 31, 2021	90,249		7,198	17,664	17	(26)	62,751	2,545	90,149	100	192	3,260	(907)
Changes in equity
Issues of share capital and other equity instruments	25			25			0		25
Sales of treasury shares and other equity instruments	1,192				153	1,039			1,192
Purchases of treasury shares and other equity instruments	(1,181)				(177)	(1,004)			(1,181)
Share-based compensation awards	(2)	$ 25					(2)		(2)
Dividends on common shares	(1,540)						(1,540)		(1,540)
Dividends on preferred shares and distributions on other equity instruments	(77)						(76)		(76)	(1)
Other	(14)						(5)		(5)	(9)
Net income	4,015						4,014		4,014	1
Total other comprehensive income (loss), net of taxes	155						1,021	(862)	159	(4)	(130)	(1,434)	702
Balance at end of period at Apr. 30, 2021	$ 92,822		$ 7,198	$ 17,689	$ (7)	$ 9	$ 66,163	$ 1,683	$ 92,735	$ 87	$ 62	$ 1,826	$ (205)